CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Paid-In Capital in Excess of Par	Retained Earnings (Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 6,031	$ 8,693,719	$ 1,290,095	$ 9,989,845
Beginning Balance, Shares at Dec. 31, 2010	6,030,854
Issuance of member units in ASYM Energy Fund III prior to roll up, Shares	1,519,146
Issuance of member units in ASYM Energy Fund III prior to roll up, Amount	1,519	1,288,481		1,290,000
Issuance of common stock, net of $450,000 in placement costs, Shares	535,000
Issuance of common stock, net of $450,000 in placement costs, Amount	535	4,899,465		4,900,000
Distribution of assets and liabilities not included in rollup transaction		(1,929,183)		(1,929,183)
Common stock issued for acquisition of ImPetro Resources, LLC, Shares	3,570,000
Common stock issued for acquisition of ImPetro Resources, LLC, Amount	3,570	35,696,430		35,700,000
Put option		(14,700,000)		(14,700,000)
Stock based compensation				0
Net income (loss)			3,382,148	3,382,148
Ending Balance, Amount at Dec. 31, 2011	11,655	33,948,912	4,672,243	38,632,810
Ending Balance, Shares at Dec. 31, 2011	11,655,000
Distribution of assets and liabilities not included in rollup transaction				0
Waiver of put option in exchange for common shares, Shares	707,336
Waiver of put option in exchange for common shares, Amount	707	18,399,293		18,400,000
Stock based compensation		899,100		899,100
Net income (loss)			(14,498,804)	(14,498,804)
Ending Balance, Amount at Dec. 31, 2012	12,362	53,247,305	(9,826,561)	43,433,106
Ending Balance, Shares at Dec. 31, 2012	12,362,336
Distribution of assets and liabilities not included in rollup transaction				0
Stock based compensation		599,400		599,400
Net income (loss)			(770,075)	(770,075)
Ending Balance, Amount at Jun. 30, 2013	$ 12,362	$ 53,846,705	$ (10,596,636)	$ 43,262,431
Ending Balance, Shares at Jun. 30, 2013	12,362,336